                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN TRUST FOR INSURED MUNICIPALS
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                         COUPON      MATURITY     VALUE
--------------------------------------------------------------------------------------
         MUNICIPAL BONDS  195.7%
         ALABAMA  6.8%
$    915 Alabama Drinking Wtr Fin Auth
            Revolving Fd Ln Ser A
            (AMBAC Insd)                        5.125%    08/15/16     $      960,000
   1,380 Alabama Drinking Wtr Fin Auth
            Revolving Fd Ln Ser A
            (AMBAC Insd)                        5.250     08/15/18          1,444,805
   1,480 Dothan-Houston Cnty, AL Arpt
            Auth Arpt Rev (MBIA Insd)
            (AMT)                               5.600     12/01/20          1,561,104
   1,200 Montgomery Cnty, AL Pub Bldg
            Auth Rev Wt Fac Proj (MBIA
            Insd) (a)                           5.000     03/01/26          1,247,916
   3,000 Trussville, AL Wt Ser A (FGIC
            Insd)                               5.000     10/01/36          3,106,560
   1,740 University AL at Birmingham Hosp
            Rev Ser A (AMBAC Insd) (b)          5.000     09/01/36          1,798,316
                                                                        -------------
                                                                           10,118,701
                                                                        -------------
         ARIZONA  0.5%
     780 Pima Cnty, AZ Indl Dev Auth Indl
            Rev Lease Oblig Irvington Proj
            Tucson Rfdg Ser A (FSA
            Insd)                               7.250    07/15/10             800,857
                                                                        -------------
         CALIFORNIA  19.5%
   1,715 Baldy Mesa, CA Wtr Dist Ctf
            Partn Parity Wtr Sys Impt Proj
            (AMBAC Insd)                       5.000     08/01/36           1,770,840
   2,500 California St Var Purp (b)            5.000     06/01/37           2,569,263
   2,500 California St Var Purp (CIFG
            Insd)                              5.000     03/01/33           2,581,900

   1,565 California Statewide Cmntys
            Pooled Fin Pgm Ser S
            (FSA Insd)                          5.250     10/01/19         1,672,954
   2,000 Cathedral City, CA Pub Fin Auth
            Rev Sub Tax Alloc Redev Proj
            Ser C                               4.500     08/01/35         1,829,100
   3,390 Coachella, CA Redev Agy Tax
            Alloc Sub Merged Proj Areas
            Ser A (AMBAC Insd) (a)              5.250     09/01/36         3,584,213
   2,000 Golden St Tob Securitization
            Corp CA Tob Settlement Rev
            Ser A-1                             5.000     06/01/33         1,866,700
   1,000 Golden St Tob Securitization
            Corp CA Tob Settlement Rev
            Ser A-1                             5.750     06/01/47         1,031,350
   1,750 Huntington Pk, CA Pub Fin Rfdg
            Ser A (FSA Insd)                    5.250     09/01/18         1,899,398
   3,000 Sacramento, CA City Fin Auth
            Rev Tax Alloc Ser A (FGIC
            Insd)                               5.000     12/01/34         3,093,840
   2,000 University CA Rev Ltd Proj Ser B
            (FSA Insd)                          5.000     05/15/30         2,070,240
   2,500 West Sacramento, CA Fin Auth
            Spl Tax Rev Ser A (XLCA
            Insd)                               5.000     09/01/26         2,604,975
   2,585 Woodland, CA Fin Auth Waste
            Wtr Rev Second Sr Lien
            (MBIA Insd)                         5.000     03/01/35         2,662,989
                                                                       -------------
                                                                          29,237,762
                                                                       -------------
         COLORADO 17.9%
   3,575 Arkansas River Pwr Auth Colorado
            Pwr Rev Impt (XLCA Insd)            5.000     10/01/43         3,688,399
   1,255 Colorado Ed & Cultural Fac Auth
            Rev Charter Sch Aurora
            Academy Proj (XLCA Insd) (a)        5.250     02/15/24         1,323,410
   1,150 Colorado Hlth Fac Auth Rev
            Evangelical Lutheran Proj           5.250     06/01/36         1,169,424
   5,460 Colorado Hsg Fin Auth Single --
            Family Mtg Rev Class II
            Ser C-3  (AMT) (b)                  4.625     11/01/36         5,087,300
  10,000 Denver, CO Convention Ctr
            Hotel Auth Rev Rfdg (XLCA
            Insd) (b)                           5.000     12/01/35        10,324,550

   5,000 Southlands, Metro Dist No 1 CO
            Rfdg & Impt (Radian Insd)           5.250     12/01/34         5,134,100
                                                                       -------------
                                                                          26,727,183
                                                                       -------------
         DELAWARE 1.1%
     635 New Castle Cnty, DE Rev
            Newark Charter Sch Inc Proj         5.000     09/01/26           624,624
   1,030 New Castle Cnty, DE Rev
            Newark Charter Sch Inc Proj         5.000     09/01/36           989,552
                                                                       -------------
                                                                           1,614,176
                                                                       -------------
         DISTRICT OF COLUMBIA   2.2%
   2,035 District of Columbia Tax
            Increment Rev Gallery Place
            Proj (FSA Insd) (a)                 5.500     07/01/14         2,170,409
   1,000 District of Columbia Tax
            Increment Rev Gallery Place
            Proj (FSA Insd)                     5.500     07/01/15         1,063,790
                                                                       -------------
                                                                           3,234,199
                                                                       -------------
         FLORIDA 7.6%
   3,035 Auburndale FL Wtr & Swr Rev
            (AMBAC Insd)                        4.250     12/01/32         2,781,638
     230 Escambia Cnty, FL Hlth Fac
            Auth Rev (AMBAC Insd)               5.950     07/01/20           238,262
   4,000 Miami-Dade Cnty, FL Aviation
            Rev Miami Intl Arpt Hub Ser A
            (FGIC Insd) (AMT)                   4.750     10/01/36         3,902,880
   2,000 Miami-Dade Cnty, FL Aviation
            Rev Miami Intl Arpt Hub Ser A
            (FGIC Insd) (AMT)                   5.375     10/01/27         2,077,700
     190 Orange Cnty, FL Hsg Fin Auth
            Single Family Mtg Rev Ser A
            (GNMA Collateralized) (AMT)         6.200     10/01/16           191,351
   2,000 Pasco Cnty, FL Solid Waste
            Disp & Res Recovery Sys Rev
            (AMBAC Insd) (AMT)                  6.000     04/01/11         2,138,900
                                                                       -------------
                                                                          11,330,731
                                                                       -------------

         GEORGIA 2.1%
   1,000 Cobb Cnty, GA Dev Auth Rev
            KSU Town Point Real Estate
            Ser A (CIFG Insd)                   5.000     07/15/26         1,038,370
   2,000 Newton Cnty, GA Indl Dev Auth
            GPC Fndtn Real Estate
            Newton (CIFG Insd)                  5.000     06/01/34         2,064,000
                                                                       -------------
                                                                           3,102,370
                                                                       -------------
         HAWAII 2.3%
   1,250 Hawaii St Dept Budget & Fin Spl
            Purp Rev Hawaiian Elec Co
            Proj Rfdg Ser D (AMBAC Insd)
            (AMT)                               6.150     01/01/20         1,295,637
   2,000 Hawaii St Dept Budget & Fin Spl
            Purp Rev Hawaiian Elec Co
            Proj Ser C (AMBAC Insd)
            (AMT)                               6.200     11/01/29         2,105,420
                                                                       -------------
                                                                           3,401,057
                                                                       -------------
         ILLINOIS 26.1%
   2,000 Bolingbrook, IL Cap Apprec Ser
            B (MBIA Insd)                         *       01/01/32           536,640
   1,350 Chicago, IL Multi-Family Hsg Rev
            Paul G Stewart Phases I &
            II (FHA Gtd) (AMT)                  4.900     03/20/44         1,299,929
   2,705 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Rfdg Ser
            E (CIFG Insd) (a)                   5.250     01/01/20         2,848,446
  10,000 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Ser B
            (FSA Insd) (AMT) (b)                5.750     01/01/22        10,822,650
     155 Chicago, IL Pk Dist Ltd Tax Ser
            A (FGIC Insd)                       5.500     01/01/18           162,173
   4,020 Chicago, IL Proj Rfdg (FGIC
            Insd)                               5.250     01/01/28         4,132,359
   1,120 Chicago, IL Proj Rfdg Ser C
            (FGIC Insd)                         5.500     01/01/40         1,171,968
   1,770 Glenwood, IL (FSA Insd) (a)            5.375     12/01/30         1,840,658
   1,000 Illinois Ed Fac Auth Rev Robert
            Morris College (MBIA Insd)          5.800     06/01/30         1,005,860
   5,715 Illinois Fin Auth Rev IL Finance
            Auth. Bradley Ser A (XLCA
            Insd)                               5.000     08/01/27         5,912,796

   3,000 Illinois St First Ser 1 (FGIC Insd)    5.500     02/01/16         3,193,680
   1,500 Illinois St First Ser 1 (FGIC Insd)    5.500     02/01/17         1,590,495
   2,000 Illinois St First Ser 1 (FGIC Insd)    5.500     02/01/18         2,118,640
   1,260 Kendall, Kane & Will Cntys, IL
            (FGIC Insd)                         5.500     10/01/12         1,337,364
   1,050 Kendall, Kane & Will Cntys, IL
            Ser B (FGIC Insd)                   5.000     10/01/22         1,086,131
                                                                       -------------
                                                                          39,059,789
                                                                       -------------
         INDIANA 4.4%
   2,025 Aurora, IN Sch Bldg Ind Corp
            First Mtg (FGIC Insd)               5.000     07/15/23         2,107,357
   1,235 Indianapolis, IN Loc Pub Impt
            Ser D (AMBAC Insd)                  5.500     02/01/21         1,291,192
   1,800 New Albany Floyd Cnty, IN Sch
            Bldg Corp First Mtg Rfdg (FSA
            Insd)                               5.000     07/15/25         1,871,190
   1,195 Saint Joseph Cnty, IN Econ Dev
            Saint Mary's College Proj
            (MBIA Insd) (Prerefunded @
            04/01/12)                           5.125     04/01/28         1,260,761
                                                                       -------------
                                                                           6,530,500
                                                                       -------------
         KANSAS 1.4%
   1,990 Kansas St Dev Fin Auth Lease
            Juvenile Justice Auth Ser D
            (MBIA Insd)                         5.250     05/01/15         2,083,251
                                                                       -------------

         KENTUCKY   16.7%
  24,800 Louisville & Jefferson Cnty, KY
            Metro Govt Hlth Sys Rev
            Norton Hlthcare Inc (b)             5.000     10/01/30        24,930,365
      10 Louisville & Jefferson Cnty, KY
            Metro Govt Hlth Sys Rev
            Norton Hlthcare Inc (b)             5.250     10/01/36            10,053
                                                                       -------------
                                                                          24,940,418
                                                                       -------------

         LOUISIANA 4.2%
   3,145 Calcasieu Parish, LA Mem Hosp
            Svc Dist Hosp Rev Lake
            Charles Mem Hosp Proj Ser A
            (Connie Lee Insd)                   6.650     12/01/21         3,159,089
   1,000 Louisiana Hsg Fin Agy Mtg Rev
            Coll Mtg Malta Square Proj
            (GNMA Collateralized) (AMT)         6.450     09/01/27         1,043,650
     975 Louisiana Hsg Fin Agy Rev
            Azalea Estates Rfdg Ser A
            (GNMA Collateralized) (AMT)         5.375     10/20/39           999,658
   1,000 Louisiana Loc Govt Envir Fac
            Cmnty Dev Auth Rev
            Ascension Parish Lib Proj
            (AMBAC Insd)                        5.250     04/01/35         1,047,780
                                                                       -------------
                                                                           6,250,177
                                                                       -------------
         MARYLAND 2.5%
   2,900 Maryland St Cmnty Dev Admin
            Dept Hsg & Cmnty Dev
            (AMT) (f)                           5.100     09/01/37         2,916,269
     800 Maryland St Hlth & Higher Ed
            Fac Auth Rev Univ MD Med
            Sys Ser A                           5.000     07/01/41           796,080
                                                                       -------------
                                                                           3,712,349
                                                                       -------------
          MICHIGAN 2.2%
   1,000 Detroit, MI Ser A (XLCA Insd)          5.250     04/01/23         1,048,550
   1,000 Monroe Cnty, MI Econ Dev Corp
            Ltd Oblig Rev Coll Detroit
            Edison Co Rfdg Ser AA (FGIC
            Insd)                               6.950     09/01/22         1,278,000
   1,000 Plymouth Canton, MI Cmnty Sch
            Dist (FGIC Insd)                    5.000     05/01/28         1,034,350
                                                                       -------------
                                                                           3,360,900
                                                                       -------------
         MINNESOTA 1.7%
   2,375 Blue Earth Cnty, MN Econ Dev
            Auth Pub Proj Lease Rev Ser A
            (MBIA Insd) (f)                     5.000     12/01/27         2,499,213
                                                                       -------------

         MISSOURI 6.4%
   1,550 Missouri Jt Muni Elec Util Com
            Pwr Proj Rev Plum Point Proj
            (MBIA Insd)                         5.000     01/01/21         1,620,882
     520 Missouri St Hsg Dev Com
            Multi-Family Hsg Brookstone
            Ser A (AMT)                         6.000     12/01/16           527,098
     560 Missouri St Hsg Dev Com
            Multi-Family Hsg Truman Farm
            Ser A (FSA Insd) (AMT)              5.750     10/01/11           566,653
   1,175 Nixa, MO Elec Sys Rev (XLCA
            Insd)                               5.000     04/01/25         1,204,915
   2,750 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt Ser B
            (AMBAC Insd) (AMT) (b)              4.550     07/01/29         2,598,915
   3,350 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt Ser B
            (AMBAC Insd) (AMT) (b)              4.600     07/01/36         3,165,951
                                                                       -------------
                                                                           9,684,414
                                                                       -------------
         NEBRASKA 0.7%
     985 Nebraska Invt Fin Auth
            Multi-Family Rev Hsg Summit
            Club Apt Proj (AMT)                 5.700     10/01/12           995,943
                                                                       -------------
         NEVADA 2.8%
   4,000 Clark Cnty, NV Indl Dev Rev
            Southwest Gas Corp Proj Ser
            A (AMBAC Insd) (AMT)                5.250     07/01/34         4,151,200
                                                                       -------------
         NEW YORK   4.0%
   1,000 Buffalo, NY Sch Ser B (MBIA
            Insd)                               5.375     11/15/18         1,064,650
   1,800 New York City Transitional
            Future Tax Secd Ser D (MBIA
            Insd)                               5.250     02/01/18         1,902,366
   3,000 Port Auth NY & NJ Spl Oblig
            Rev Spl Proj JFK Intl Arpt
            Term 6 (MBIA Insd)
            (AMT)                               5.750     12/01/25         3,016,350
                                                                       -------------
                                                                           5,983,366
                                                                       -------------

         NORTH CAROLINA   1.1%
   1,585 Brunswick Cnty, NC Enterprise
            Ser A (FSA Insd)                    5.250     04/01/24         1,686,488
                                                                       -------------
         OHIO   4.6%
   2,500 Cuyahoga Falls, OH Ser 1 (FGIC
            Insd)                               5.250     12/01/17         2,561,125
   1,325 Hamilton Cnty, OH Swr Sys Rev
            Impt Metro Swr Dist Ser B
            (MBIA Insd)                         5.000     12/01/30         1,380,358
   1,000 New Albany, OH Cmnty Auth
            Cmnty Fac Rev Ser B
            (AMBAC Insd)                        5.500     10/01/17         1,062,700
     125 Ohio Hsg Fin Agy Mtg Rev
            Residential Mtg Bkd Sec Ser C
            (GNMA Collateralized) (AMT)         4.900     03/01/11           127,898
   1,715 Ohio St Bldg Auth St Fac Admin
            Bldg Fd Proj Ser A (FSA
            Insd)                               5.500     04/01/18         1,820,044
                                                                       -------------
                                                                           6,952,125
                                                                       -------------
         OKLAHOMA 4.3%
   5,000 Tulsa Cnty, OK Indl Auth
            Hlthcare Rev Saint Francis
            Hlth Sys (b)                        5.000     12/15/36         5,031,350
   1,250 Tulsa, OK Arpt Impt Tr Gen Rev
            Ser A (FGIC Insd) (AMT)             6.000     06/01/20         1,411,112
                                                                       -------------
                                                                           6,442,462
                                                                       -------------
         OREGON 3.9%
     765 Jackson Cnty, OR Arpt Rev Ser
            A (XLCA Insd)                       5.250     12/01/32           806,769
   1,000 Jackson Cnty, OR Arpt Rev Ser
            A (XLCA Insd)                       5.250     12/01/37         1,052,080
   2,150 Oregon St Bd Bk Rev OR Econ
            Cmnty Dev Dept Ser A (MBIA
            Insd) (a)                           5.500     01/01/16         2,207,255
   1,715 Oregon St Dept Admin Rfdg Ser
            C (MBIA Insd)                       5.250     11/01/18         1,795,845
                                                                       -------------
                                                                           5,861,949
                                                                       -------------
         PENNSYLVANIA 8.8%
   2,000 Allegheny Cnty, PA Higher Ed
            Bldg Auth Rev Waynesburg
            College Proj (Radian Insd) (f)      4.750     05/01/37         1,883,080
                                                                       -------------

   2,000 Allegheny Cnty, PA Hosp Dev
            Auth Rev Pittsburgh Mercy Hlth
            Sys Inc (AMBAC Insd) (c)            5.625     08/15/26         2,133,340
   5,000 Philadelphia, PA Auth Indl Dev
            Lease Rev Ser B (FSA Insd)          5.500     10/01/15         5,347,800
   1,300 Philadelphia, PA Gas Wk Rev
            Ser 18 (AGL Insd)                   5.250     08/01/16         1,389,609
   2,300 Philadelphia, PA Redev Auth
            Rev Neighborhood
            Transformation Ser A (FGIC
            Insd)                               5.500     04/15/22         2,432,342
                                                                       -------------
                                                                          13,186,171
                                                                       -------------
         RHODE ISLAND 1.1%
   1,500 Rhode Island Port Auth & Econ
            Dev Corp Arpt Rev Ser A (FSA
            Insd) (AMT)                         7.000     07/01/14         1,661,790
                                                                       -------------

         SOUTH CAROLINA   7.0%
   4,000 Dorchester Cnty, SC Sch Dist
            No 002 Installment Pur Rev
            Growth (AGL Insd)                   5.000     12/01/29         4,143,080
   2,310 Scago Ed Fac Corp Spartanburg
            Sch Dist No 3 Spartanburg
            Cnty (XLCA Insd)                    5.000     12/01/30         2,389,025
   3,750 South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj Ser B (AMBAC Insd)
            (AMT)                               5.450     11/01/32         3,914,138
                                                                       -------------
                                                                          10,446,243
                                                                       -------------
         SOUTH DAKOTA 2.9%
   3,740 South Dakota Hsg Dev Auth
            Homeownership Mtg Ser E
            (AMT) (b)                           4.625     05/01/36         3,475,975
     845 South Dakota St Hlth & Ed Fac
            Auth Vocational Ed Pgm Ser A
            (AMBAC Insd)                        5.400     08/01/13           858,148
                                                                       -------------
                                                                           4,334,123
                                                                       -------------

         TENNESSEE 0.7%
   1,000 Sullivan Cnty, TN Hlth Ed & Hsg
            Fac Brd Hosp Rev Wellmont
            Hlth Sys Proj Ser C                 5.250     09/01/36         1,005,330
                                                                       -------------
         TEXAS 14.5%
   5,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg Ser A
            (FGIC Insd) (AMT)                   5.500     11/01/31         5,205,800
   2,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg Ser A
            (MBIA Insd) (AMT)                   5.500     11/01/33         2,113,340
   2,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg Ser A
            (FGIC Insd) (AMT)                   5.875     11/01/17         2,119,820
   1,500 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg Ser A
            (FGIC Insd) (AMT)                   5.875     11/01/18         1,589,865
   1,820 Galveston Cnty, TX Ctf Oblig Ser
            C (AMBAC Insd) (a)                  5.250     02/01/20         1,916,187
     500 Laredo, TX ISD Pub Fac Corp
            Lease Rev Ser A (AMBAC
            Insd)                               5.000     08/01/29           507,690
   1,000 Laredo, TX ISD Pub Fac Corp
            Lease Rev Ser C (AMBAC
            Insd)                               5.000     08/01/29         1,015,380
   5,000 Texas St Tpk Auth Cent TX Tpk
            First Tier Ser A (AMBAC
            Insd)                               5.500     08/15/39         5,294,650
   2,000 University North Tx Univ Rev
            Fin Sys (MBIA Insd)                 4.500     04/15/36         1,919,540
                                                                       -------------
                                                                          21,682,272
                                                                       -------------
         VIRGINIA 1.0%
   1,495 Harrisonburg, VA Redev & Hsg
            Auth Multi-Family Hsg Rev
            Greens of Salem Run Proj
            (AMT)                               6.200     04/01/17         1,520,131
                                                                       -------------

         WASHINGTON 5.4%
   2,000 Chelan Cnty, WA Pub Util Dist
            No 001 Cons Rev Chelan
            Hydro Ser A (MBIA Insd)
            (AMT)                               5.600     01/01/36         2,105,580
   2,760 Spokane Cnty, WA Sch Dist No
            363 (FGIC Insd)                     5.250     12/01/21         2,933,797
   3,000 Washington St Univ Rev Student
            Fee Ser A (AMBAC Insd)              5.000     10/01/38         3,094,530
                                                                       -------------
                                                                           8,133,907
                                                                       -------------
         WEST VIRGINIA 1.6%
   2,220 Wheeling, WV Wtrwks & Swr
            Sys Rev Comb Ser A (FSA
            Insd)                               5.250     06/01/36         2,349,248
                                                                       -------------

         WISCONSIN   1.1%
   1,610 Wisconsin St Rfdg Ser 3 (FGIC
            Insd)                               5.250     05/01/22         1,712,251
                                                                       -------------

         PUERTO RICO   4.0%
   5,000 Puerto Rico Comwlth Hwy &
            Trans Auth Hwy Rev Rfdg Ser Y
            (FSA Insd) (d)                      6.250     07/01/21         6,056,950
                                                                       -------------

         U.S. VIRGIN ISLANDS   0.6%
   1,000 Virgin Islands Pub Fin Auth
            Refinery Sr Secd Hovensa
            Refinery Fac Rev (AMT)              4.700     07/01/22           968,580
                                                                       -------------

TOTAL LONG-TERM INVESTMENTS   195.7%
  (Cost $288,059,914)                                                    292,818,576

 SHORT-TERM INVESTMENTS   4.5%
  (Cost $6,785,000)                                                        6,785,000
                                                                       -------------

TOTAL INVESTMENTS   200.2%
  (Cost $294,844,914)                                                         299,603,576
                                                                            -------------

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD   (33.4%)
  (Cost ($49,945,000))
  (49,945)   Notes with interest rates ranging from 3.61% to 3.75% at July
             31, 2007 and contractual maturities of collateral ranging from
             2022 to 2037 (e)
                                                                              (49,945,000)
                                                                            -------------

TOTAL NET INVESTMENTS  166.8%
  (Cost $244,899,914)                                                         249,658,576

LIABILITIES IN EXCESS OF OTHER ASSETS  (6.6%)                                  (9,849,406)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (60.2%)                   (90,174,791)
                                                                            -------------

NET ASSETS APPLICABLE TO COMMON SHARES   100.0%                             $ 149,634,379
                                                                            =============


Percentages are calculated as a percentage of net assets applicable to common shares.
 *  Zero coupon bond.
(a) The Trust owns 100% of the outstanding bond issuance.
(b) Underlying security related to Inverse Floaters entered into by the Trust.
(c) Escrowed to Maturity
(d) All or a portion of this security has been physically segregated in connection with open futures contracts.
(e) Floating rate notes. The interest rates shown reflect the rates in effect at
    July 31, 2007.
(f) Security purchased on a when-issued or delayed delivery basis.


AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FHA - Federal Housing Administration
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian -- Radian Asset Assurance
XLCA - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                           CONTRACTS       DEPRECIATION
SHORT CONTRACT:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $110,063 per contract)                      490      $   (793,830)
                                                            ========      ============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Insured Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 20, 2007